Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
Commons shares, par value	$ 0	$ 0
Commons shares, authorized	5,000,000	5,000,000
Commons shares, issued and outstanding	669,850	681,850